UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY                   12207-1002
(Address of principal executive offices)      (Zip code)

David DeLuca

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3516

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Value Fund

SEMI-ANNUAL REPORT

June 30, 2005

Paradigm Value Fund

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2005

(Fund Inception January 1, 2003)

June 30, 2005 NAV $40.24

                                                                                      Since

1 Year(A)

Inception(A)

Paradigm Value                                   24.18%

                                 39.07%

S&P 600 Index(B)                                   13.46%

                                 24.61%

Russell 2000 Value Index(C)

            14.50%

              26.73%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(C) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PARADIGM VALUE FUND

Sector Allocation (Unaudited)

(As a Percentage of Total Investments)

2005 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees.  The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                  Expenses Paid
                             Beginning                    Ending                        During the Period*
                           Account Value           Account Value              December 31, 2004

                       December 31, 2004        June 30, 2005                 to June 30, 2005

Actual                                  $1,000.00                  $1,072.78                            $10.33

Hypothetical                         $1,000.00                  $1,014.83                            $10.04

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 2.01% for the period of December 31, 2004 to June 30, 2005, multiplied by  the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report  2

Paradigm Value Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
16,500	Lesco, Inc. *	$ 207,900	1.11%

Air Transportation, Scheduled
21,500	Frontier Airlines *	222,095	1.19%

Air-Cond & Warm Air Heating Equipment
7,000	Mestek, Inc. *	178,430	0.95%

Aircraft Engines & Engine Parts
9,200	Heico Corp.	215,372
1,000	Heico Corp. New CL A *	18,020
		233,392	1.25%

Ball & Roller Bearings& Engine Parts
700	NN, Inc.	8,876	0.05%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
10,500	Corn Products International	249,480	1.34%

Coating, Engraving & Allied Services
14,900	Material Sciences Corp. *	216,944	1.16%

Commercial Printing
19,000	Cadmus Communications Corp.	342,000	1.83%

Communications Services
62,800	Raindance Communications *	130,624	0.70%

Crude Petroleum & Natural Gas
5,000	Encore Acquisition Co. *	205,000
3,600	Southwestern Energy Co. *	169,128
		374,128	2.00%

Deep Sea Foreign Transportation
5,100	SEACOR Smit, Inc. *	327,930	1.75%

Electrical Industrial Apparatus
5,000	Woodward Governor Company	420,150	2.25%

Electromedical & Electrotherapeutic Apparatus
27,200	Criticare Systems, Inc. *	139,536	0.75%

Electronic Components & Accessories
26,000	AVX Corp.	315,120	1.69%

Electronic Components
41,200	Spectrum Control, Inc. *	277,276	1.48%

Fabricated Plate Work
11,710	Chart Industries, Inc. *	649,905	3.48%

Fire, Marine & Casualty Insurance
32,000	21st Century Insurance Group	474,880	2.54%

Food and Kindred Products
9,000	Flowers Foods, Inc.	318,240	1.70%

Glass Products, Made of Purchased Glass
16,500	Apogee Enterprise, Inc.	253,605	1.36%

Greeting Cards
17,335	CSS Industries, Inc.	586,616	3.14%

Heavy Construction - Contractors
37,000	Foster Wheeler Ltd. *	727,420	3.89%

Industrial Inorganic Chemicals
15,000	Tor Minerals International, Inc. *	78,150	0.42%

Industrial Instruments For Measurement
13,500	K-Tron International, Inc. *	395,550	2.12%

Industrial Trucks, Tractors, Trailors, & Stackers
3,500	Cascade Corp.	151,375	0.81%

Insurance Agents, Brokers & Service
57,700	BioScrip, Inc. *	346,200	1.85%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Paradigm Value Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS, Continued
Insurance Carriers
9,500	Pre-Paid Legal Services, Inc.	424,175	2.27%

Life Insurance
2,600	National Western Life Insurance Co. *	504,114	2.70%

Magnetic & Optical Recording
7,000	Imation Corp.	271,530	1.45%

Metal Doors, Sash, Frames, Moldings & Trim
4,500	Drew Industries, Inc. *	204,300	1.09%

Misc. Electrical Machinery, Equipment, & Supplies
11,900	United Industrial Corp. +	425,306	2.28%

Natural Gas Distribution
19,000	Semco Energy *	113,810
4,500	Western Gas Resources, Inc.	157,050
		270,860	1.45%

Nonferrous Foundries (Castings)
12,700	Superior Essex, Inc. *	224,917	1.20%

Optical Instruments & Lenses
21,000	Meade Instruments Corp. *	58,590	0.31%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
16,900	Synovis Life Technologies, Inc. *	134,862	0.72%

Petroleum Refining
17,000	Frontier Oil Corp.	498,950
8,000	Suncor Energy, Inc.	378,560
		877,510	4.70%

Plastic Materials
9,200	Rogers Corp. *	373,060	2.00%

Public Building & Related Furniture
27,859	Virco Manufacturing Corp. *	189,441	1.01%

Railroads, Line-Haul Operating
19,000	Kansas City Southern * +	383,420	2.05%

Retail-Building Materials
8,000	Elk Corp.	228,400	1.22%

Retail-Catalog & Mail-Order Houses
33,300	Blair Corp. +	1,315,350	7.04%

Savings Institutions
2,000	Kearny Financial Corp	23,600	0.13%

Services-Automotive Repair, Services & Parking
12,500	Monro Muffler Brake, Inc.	368,875	1.97%

Services-Business Services
16,500	eFUNDS Corp. *	296,835	1.59%

Services-Computer Integrated Systems Design
14,000	Intergraph Corp. *	482,440	2.58%

Services-Educational Services
21,200	Nobel Learning Communities, Inc. *	184,016	0.98%

Services-Engineering Services
5,000	Washington Group International *+	255,600	1.37%

Services-Equipment Rental & Leasing
39,000	Interpool, Inc.	833,820	4.46%

Services-Help Supply Services
16,500	Volt Information Sciences, Inc. *	391,545	2.10%

Services-Miscellaneous Services
15,000	Rotech Healthcare Inc. *	393,750	2.11%

Special Industry Machinery
28,400	Gerber Scientific, Inc. *	197,664	1.06%

+ Securities partially pledged as collateral on securities sold short (market value $968,460).

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Paradigm Value Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS, Continued
Telephone Communications
4,500	Atlantic Tele-Network Inc.	129,600
14,000	Leap Wireless International, Inc. *	388,500
		518,100	2.77%

Water, Sewer, Pipeline
6,500	Preformed Line Products Co.	265,200	1.42%

Wholesale Metals Service Centers & Offices
14,000	Metals USA, Inc. *	266,280	1.43%

Total for Common Stock (Cost $14,224,216)		$ 17,989,382	96.27%

Warrants
213	Chart Industries, Inc. (expires 9-15-2010) *	4,473
30,000	Foster Wheeler Ltd. CL B (expires 9-27-2007) *	27,900
	Total for Warrants (Cost $0)	32,373	0.17%

Cash Equivalents
718,234	SEI Daily Income Treasury Government CL B 2.55% **	718,234	3.85%
	(Cost $718,234)

Total Investment Securities		18,739,989	100.29%
	(Cost $14,942,450)

Liabilities In Excess of Other Assets		(53,968)	-0.29%

Net Assets		$ 18,686,021	100.00%

Securities Sold Short
Common Stock
25,648	Hudson City Bancorp	292,644

	Total Securities Sold Short (Proceeds - $ 287,848)	$ 292,644

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at June 30, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Paradigm Value Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 18,739,989
(Cost - $14,942,450)
Cash	6,140
Dividend Receivable	8,407
Interest Receivable	1,971
Receivable for Securities Sold	22,233
Deposits with Broker for Securities Sold Short	232,984
Total Assets	19,011,724
Liabilities:
Securities Sold Short, at Market Value (Proceeds - $ 287,848)	292,644
Payable to Adviser	30,269
Payable for Securities Purchased	2,790
Total Liabilities	325,703
Net Assets	$ 18,686,021
Net Assets Consist of:
Paid In Capital	$ 14,248,270
Accumulated Net Investment Loss	(106,544)
Accumulated Undistributed Realized Gain on Investments - Net	751,552
Unrealized Appreciation in Value
of Investments Based on Cost - Net	3,792,743
Net Assets, for 464,389 Shares Outstanding	$ 18,686,021
( Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($18,686,021/464,389 shares)	$ 40.24

Statement of Operations (Unaudited)
For the six months ended June 30, 2005

Investment Income:
Dividends	$ 51,795
Interest	13,804
Total Investment Income	65,599
Expenses:
Investment Adviser Fees	171,143
Dividend Expense on Securities Sold Short	1,000
Total Expenses	172,143

Net Investment Loss	(106,544)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	796,509
Net Realized Loss on Short Positions	(35,982)
Net Change in Unrealized Appreciation on Investments	639,789
Net Change in Unrealized Depreciation on Short Positions	(564)
Net Realized and Unrealized Gain on Investments	1,399,752

Net Increase in Net Assets from Operations	$ 1,293,208

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

Paradigm Value Fund

Statements of Changes in Net Assets
	Unaudited
	1/1/2005	1/1/2004
	to	to
	6/30/2005	12/31/2004
From Operations:
Net Investment Loss	$ (106,544)	$ (112,392)
Net Realized Gain on Investments	760,527	293,209
Change in Net Unrealized Appreciation	639,225	2,353,721
Increase in Net Assets from Operations	1,293,208	2,534,538
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	(189,792)
Change in Net Assets from Distributions	0	(189,792)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,847,096	8,240,657
Shares Issued on Reinvestment of Dividends	0	189,792
Cost of Shares Redeemed	(982,618)	(459,773)
Net Increase from Shareholder Activity	2,864,478	7,970,676

Net Increase in Net Assets	4,157,686	10,315,422

Net Assets at Beginning of Period	14,528,335	4,212,913
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($106,544) and $0, respectively)	$18,686,021	$14,528,335

Share Transactions:
Issued	102,936	250,688
Reinvested	0	5,094
Redeemed	(25,884)	(14,558)
Net Increase in Shares	77,052	241,224
Shares Outstanding Beginning of Period	387,337	146,113
Shares Outstanding End of Period	464,389	387,337

Financial Highlights
	Unaudited
Selected data for a share outstanding throughout the period:	1/1/2005		1/1/2004	1/1/2003 *
	to		to	to
	6/30/2005		12/31/2004	12/31/2003

Net Asset Value - Beginning of Period	$ 37.51		$ 28.83	$ 20.00
Net Investment Loss	(0.23)		(0.44)	(0.33)
Net Gains on Securities (realized and unrealized)	2.96		9.69	12.52
Total from Investment Operations	2.73		9.25	12.19

Distributions (From Net Investment Income)	0.00		0.00	0.00
Distributions (From Capital Gains)	0.00		(0.57)	(3.36)
Total Distributions	0.00		(0.57)	(3.36)

Net Asset Value - End of Period	$ 40.24		$ 37.51	$ 28.83
Total Return ***	7.28%		32.09%	60.89%

Ratios/Supplemental Data
Net Assets - End of Period	$18,686,021		$14,528,335	$ 4,212,913

Ratio of Expenses to Average Net Assets,
Excluding Dividends on Securities Sold Short	2.00%	**	1.99%	2.00%
Ratio of Dividend Expense on Securities Sold Short	0.01%	**	0.04%	0.00%
Ratio of Expenses to Average Net Assets	2.01%	**	2.03%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-1.24%	**	-1.34%	-1.28%

Portfolio Turnover Rate	44.42%	**	91.66%	138.81%

*Commencement of operations.

**Annualized.

***Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

June 30, 2005

(Unaudited)

1.) ORGANIZATION

Paradigm Value Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on September 13, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operation on January 1, 2003.  At present, the Fund is one of three series authorized by the Trust.  The Fund's investment objective is long-term capital appreciation. The adviser to the Fund is Paradigm Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

2005 Semi-Annual Report  8

Notes to the Financial Statements - continued (Unaudited)

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with Paradigm Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Adviser receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  For the six month period ended June 30, 2005, the Adviser earned management fees totaling $171,143, of which $30,269 remained due to the Adviser at June 30, 2005.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses as defined under generally accepted accounting principles.

The Trustees who are not interested persons of the Fund were paid $5,000 each in Trustees fees for the six months through June 30, 2005 for the Trust, which includes three separate series. Under the Management Agreement, the Adviser pays these fees.

4.) RELATED PARTY TRANSACTIONS

Certain officers and shareholders of the Adviser are also officers and/or a Trustee of the Trust. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Trust. MSS is paid by the Adviser for fund accounting and transfer agency services provided to the Fund.

5.) INVESTMENTS

For the six month period ended June 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,876,307 and $3,572,515, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of total investment securities owned at June 30, 2005 was $14,942,450 and the proceeds from securities sold short was $287,848.  At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

 $4,013,181

   ($220,438)

                          $3,792,743

7.) CAPITAL SHARES

At June 30, 2005 an indefinite number of shares of beneficial interest were authorized, and 464,389 shares were issued and outstanding. Paid in capital was $14,248,270.

2005 Semi-Annual Report  9

Notes to the Financial Statements - continued (Unaudited)

8.) DISTRIBUTION TO SHAREHOLDERS

There were no distributions for the six month period ended June 30, 2005.

The tax character of distributions paid during the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 was as follows:

Distributions paid from

                                                        2005                             2004

Ordinary Income .

               $          -                     $          -0-

Short-Term Capital Gain                                                    -                          27,490

Long-Term Capital Gain                                                     -                        162,302

                                                                          $           -                     $  189,792

As of December 31, 2004, the Fund’s most recent fiscal year, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary

income                                                    $            -0-

Undistributed long-term capital

gain/(accumulated losses)                                31,007

Unrealized appreciation/(depreciation)

      3,113,536

                                                                           $ 3,144,543

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Paradigm Value Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Paradigm Select Fund

SEMI-ANNUAL REPORT

June 30, 2005

Paradigm Select Fund

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Period Ended June 30, 2005

(Fund Inception January 1, 2005)

June 30, 2005 NAV $21.14

      Total Return(A)

                                                                     for the six months

  ended June 30, 2005

Paradigm Select Fund

 5.70%

Russell 2000 Index(B)

-1.22%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PARADIGM SELECT FUND

Sector Allocation (Unaudited)

(As a Percentage of Total Investments)

2005 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees.  The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2005 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                  Expenses Paid
                             Beginning                    Ending                      During the Period*
                           Account Value           Account Value                January 1, 2005

                         January 1, 2005            June 30, 2005                to June 30, 2005

Actual                                  $1,000.00                  $1,057.00                             $7.65

Hypothetical                         $1,000.00                  $1,017.36                              $7.50

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period of January 1, 2005  to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report  2

Paradigm Select Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Production-Crops
600	Chiquita Brands International Inc.	$ 16,476	1.16%

Blankbooks, Looseleaf Binders
400	John H Harland Company	15,200	1.07%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
500	Lancaster Colony Corp.	21,470	1.51%

Computer Storage Devices
1,000	Overland Storage, Inc. *	9,540	0.67%

Crude Petroleum & Natural Gas
133	Kerr-McGee Corp.	10,149
1,000	Chesapeake Energy Corp.	22,800
		32,949	2.32%

Electric & Other Services Combined
1,700	CMS Energy Corp. *	25,602
1,000	Pepco Holdings, Inc.	23,940
		49,542	3.49%

Electric Services
1,200	Duquesne Light Holdings, Inc.	22,416	1.58%

Electrical Industrial Apparatus
300	Woodward Governor Company	25,209	1.77%

Electronic Components & Accessories
2,000	AVX Corp.	24,240	1.71%

Fabricated Rubber Products, NE
300	Carlisle Companies, Inc.	20,589
600	West Pharmaceutical Services Inc.	16,830
		37,419	2.63%

Fire, Marine & Casualty Insurance
1,600	21st Century Insurance Group	23,744	1.67%

Food and Kindred Products
700	Flowers Foods, Inc.	24,752	1.74%

Heavy Construction Other Than Building Const- Contractors
400	Jacobs Engineering Group, Inc. *	22,504	1.58%

Hospital & Medical Service Plans
600	Humana, Inc. *	23,844	1.68%

Insurance Agents, Brokers & Service
4,000	BioScrip, Inc. *	24,000	1.69%

Magnetic & Optical Recording Media
600	Imation Corp	23,274	1.64%

Misc. Industrial & Commercial Machinery & Equipment
300	Curtiss-Wright Corp.	16,185	1.14%

Misc. Electrical Machinery, Equipment, & Supplies
600	United Industrial Corp.	21,444	1.51%

Motor Vehicles Parts & Accessories
700	Clarcor Inc.	20,475	1.44%

National Commercial Banks
600	Commerce Bancorp, Inc.	18,186	1.28%

Natural Gas Distribution
800	Atmos Energy Corp.	23,040
1,000	Southern Union Co. *	24,550
		47,590	3.35%

Newspapers: Publishing or Publishing & Printing
1,300	Journal Communications, Inc.	21,840
300	Media General, Inc.	19,428
		41,268	2.91%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Paradigm Select Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS, Continued
Nonferrous Foundries (Castings)
600	Matthews International Corp.	23,376	1.65%

Office Furniture (No Wood)
400	HNI Corporation	20,460	1.44%

Petroleum Refining
500	Suncor Energy, Inc.	23,660
500	Tesoro Corp.	23,260
		46,920	3.30%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
500	Rogers Corp. *	20,275	1.43%

Plastics Products, NEC
400	AptarGroup, Inc.	20,320	1.43%

Prefabricated Metal Buildings
600	NCI Building Corp. *	19,680	1.39%

Radiotelephone Communications
600	Telephone & Data Systems	23,004	1.62%

Railroad Equipment
1,000	Wabtec Corp.	21,480	1.51%

Railroad, Line-Haul Operating
1,100	Kansas City Southern *	22,198	1.56%

Real Estate Investment Trusts
800	Money Gram International Inc.	15,296	1.08%

Retail-Building Materials, Hardware, Garden Supply
500	Sherwin-Williams Co.	23,545	1.66%

Retail-Department Stores
800	Dillard's Inc.	18,736	1.32%

Semiconductors & Related Devices
700	Cabot Microelectronics Corp. *	20,293
500	International Rectifier Corp. *	23,860
1,800	MEMC Electronic Materials, Inc. *	28,386
		72,539	5.11%

Services-Advertising Agencies
800	Catalina Marketing Corp.	20,328	1.43%

Services-Business Services
1,000	eFUNDS Corp. *	17,990
2,000	Premiere Global Services Inc.*	22,580
		40,570	2.86%

Services-Computer Integrated Systems Design
1,600	Convergys Corp. *	22,752
800	Intergraph Corp. *	27,568
2,400	Tyler Technologies, Inc. *	18,144
		68,464	4.82%

Services-Computer Processing & Data Preparation
500	Arbitron, Inc.	21,450
900	Sabre Holdings Corp.	17,955
		39,405	2.77%

Services-Engineering Services
400	Washington Group International, Inc. *	20,448	1.44%

Services-Hospitals
700	Magellan Health Services, Inc. *	24,717	1.74%

Services-Management Consulting
900	Watson Wyatt & Company Holdings	23,067	1.62%

Services-Medical Laboratories
500	LabOne, Inc. *	19,900	1.40%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Paradigm Select Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS, Continued
Services-Misc Health & Allied
500	Lincare Holdings, Inc. *	20,450	1.44%

Services-Offices & Clinics of Doctors of Medicine
800	AmSurg Corp. *	22,152	1.56%

Services-Personal Services
800	Angelica Corp.	19,608	1.38%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
600	Church & Dwight Co., Inc.	21,720	1.53%

Special Industry Machinery
500	Varian Semiconductor Equipment Associates Inc. *	18,500	1.30%

Sugar & Confectionery Products
600	Tootsie Roll Industries, Inc.	17,550	1.24%

Telephone Communications
700	CenturyTel Inc.	24,241
800	Leap Wireless International, Inc. *	22,200
		46,441	3.27%

Wholesale-Chemicals & Allied Products
300	Ashland Inc.	21,561	1.52%

Wholesale-Electronic Parts & Equipment, NEC
1,100	Avnet Inc. *	24,783	1.74%

Total for Common Stock (Cost $1,303,987)		$ 1,379,220	97.10%

Cash Equivalents
41,834	SEI Daily Income Treasury Government CL B 2.55% **	41,834	2.95%
	(Cost $41,834)

Total Investments		1,421,054	100.05%
	(Cost $1,345,821)

Liabilities in Excess of Other Assets		(718)	-0.05%

Net Assets		$ 1,420,336	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at June 30, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Paradigm Select Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 1,421,054
(Cost - $1,345,821)
Dividend Receivable	869
Interest Receivable	153
Total Assets	1,422,076
Liabilities:
Payable to Adviser	1,740
Total Liabilities	1,740
Net Assets	$ 1,420,336
Net Assets Consist of:
Paid In Capital	$ 1,335,693
Accumulated Net Investment Loss	(2,745)
Accumulated Realized Gain on Investments - Net	12,155
Unrealized Appreciation in Value
of Investments Based on Cost - Net	75,233
Net Assets, for 67,186 Shares Outstanding	$ 1,420,336
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($1,420,336/67,186 shares)	$ 21.14

Statement of Operations (Unaudited)
For the six month period ended June 30, 2005

Investment Income:
Dividends	$ 5,151
Interest	964
Total Investment Income	6,115
Expenses:
Investment Adviser Fees	8,860
Total Expenses	8,860

Net Investment Loss	(2,745)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	12,155
Net Change in Unrealized Appreciation on Investments	75,233
Net Realized and Unrealized Gain on Investments	87,388

Net Increase in Net Assets from Operations	$ 84,643

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

Paradigm Select Fund

Statement of Changes in Net Assets (Unaudited)

	1/1/2005*
	to
	6/30/2005
From Operations:
Net Investment Loss	$ (2,745)
Net Realized Gains on Investments	12,155
Net Change in Net Unrealized Appreciation	75,233
Increase in Net Assets from Operations	84,643
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	1,416,928
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	(81,235)
Net Increase from Shareholder Activity	1,335,693

Net Increase in Net Assets	1,420,336

Net Assets at Beginning of Period	0
Net Assets at End of Period
(Including Accumulated Net Investment Loss of $2,745)	$ 1,420,336

Share Transactions:
Issued	71,155
Reinvested	-
Redeemed	(3,969)
Net Increase in Shares	67,186
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	67,186

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout the period:	1/1/2005*
	to
	6/30/2005

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Loss	(0.05)
Net Gains on Securities (realized and unrealized)	1.19
Total from Investment Operations	1.14

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value - End of Period	$ 21.14
Total Return ***	5.70%

Ratios/Supplemental Data
Net Assets - End of Period	$ 1,420,336

Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Loss to Average Net Assets	-0.47%	**

Portfolio Turnover Rate	68.91%	**

* Commencement of operations.
** Annualized.
***Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

June 30, 2005 (Unaudited)

1.) ORGANIZATION

Paradigm Select Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), and commenced operations on January 1, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present the Fund is one of three series authorized by the Trustees. The Fund's investment objective is long-term capital appreciation. The adviser to the Fund is Paradigm Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SECURITY TRANSACTIONS & OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2005 Semi-Annual Report  8

Notes to the Financial Statements (unaudited) – continued

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with Paradigm Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  For the six month period ended June 30, 2005, the Adviser earned management fees totaling $8,860, of which $1,740 remained due to the Adviser at June 30, 2005.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses as defined under generally accepted accounting principles.

The Trustees who are not interested persons of the Fund were paid $5,000 each in Trustees fees for the six months through June 30, 2005 for the Trust, which includes three separate series. Under the Management Agreement, the Adviser pays these fees.

4.) RELATED PARTY TRANSACTIONS

Certain officers and shareholders of Paradigm Capital Management, Inc. are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Adviser resulting from management fees paid to the Adviser from the Fund. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Trust. MSS is paid by the Adviser for fund accounting and transfer agency services provided to the Fund.

5.) CAPITAL SHARES

At June 30, 2005 an indefinite number of shares of beneficial interest were authorized.  Shares of 67,186 were issued and outstanding and paid in capital was $1,335,693 at June 30, 2005.

6.) INVESTMENTS

For the six month period ended June 30, 2005, purchases and sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated $1,638,337 and $346,505, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at June 30, 2005 was $1,345,821.  At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

          Appreciation                      (Depreciation)

                                                 Net Appreciation (Depreciation)

             $111,403

                             ($36,170)

                                           $75,233

2005 Semi-Annual Report  9

Notes to the Financial Statements (unaudited) – continued

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2005, Candace King Weir held, in aggregate, 52.09% of the Fund, and therefore may be deemed to control the Fund.

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Paradigm Select Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Paradigm Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2005

 Paradigm Opportunity Fund

PERFORMANCE INFORMATION  (Unaudited)

Average  Annual Rate of Return (%) for The Period Ended June 30, 2005

(Fund Inception January 1, 2005)

June 30, 2005 NAV $20.21

      Total Return(A)

                                                                     for the six months

  ended June 30, 2005

Paradigm Opportunity Fund

                         1.05%

Russell 2000 Value Index(B)

                         0.93%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

(B) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PARADIGM  OPPORTUNITY FUND
Sector Allocation (Unaudited)
(As a Percentage of Total Investments)

2005 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees.  The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2005 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                 Expenses Paid
                             Beginning                    Ending                       During the Period*
                           Account Value           Account Value                January 1, 2005

                         January 1, 2005            June 30, 2005                to June 30, 2005

Actual                                  $1,000.00                  $1,010.50                             $9.97

Hypothetical                         $1,000.00                  $1,014.88                             $9.99
                       (5% annual return
                        before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period of January 1, 2005 to June 30, 2005, multiplied by  the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report 2

Paradigm Opportunity Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
1,800	Lesco, Inc. *	$ 22,680	2.17%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
500	Lancaster Colony Corp.	21,470	2.06%

Commercial Printing
2,200	Cadmus Communications Corp.	39,600	3.79%

Fabricated Plate Work
800	Chart Industries, Inc.*	44,400	4.25%

Fire, Marine & Casualty Insurance
3,700	21st Century Insurance Group	54,908	5.26%

Greeting Cards
913	CSS Industries, Inc.	30,895	2.96%

Insurance Agents, Brokers & Service
4,800	BioScrip, Inc.*	28,800	2.76%

Insurance Carriers
1,000	Pre-Paid Legal Services, Inc. *	44,650	4.28%

Magnetic & Optical Recording Media
500	Imation Corp.	19,395	1.86%

National Commercial Banks
800	Commerce Bancorp, Inc.	24,248	2.32%

Personal Credit Institutions
1,600	Credit Acceptance Corp.	23,824	2.28%

Radiotelephone Communications
700	Telephone & Data Systems Inc.	26,838	2.57%

Real Estate Agents & Managers
14,000	Silverleaf Resorts, Inc.*	19,880	1.90%

Retail-Building Materials, Hardware
900	Elk Corp.	25,695	2.46%

Retail-Miscellaneous Shopping
3,100	Factory Card & Party Outlet Corp.	28,675	2.75%

Savings Institutions, Federally
1,400	Kearny Financial Corp.	16,520	1.58%

Services-Business Services
600	Money Gram International, Inc.	11,472	1.10%

Services-Equipment Rental & Leasing
1,500	Mitcham Industries, Inc.	12,825	1.23%

Telephone Communications
400	Atlantic Tele-Network Inc.	11,520
600	Century Tel, Inc.	20,778
1,100	Leap Wireless International, Inc. *	30,525
7,300	XO Communications, Inc.	19,418
		82,241	7.88%

Water, Sewer, Pipeline, Comm & Power Line Construction
500	Dycom Industries Inc.	9,905	0.95%

Wholesale Metals Service Centers & Offices
2,900	Metals USA, Inc. *	55,158	5.28%

Total for Common Stock (Cost $618,793)		$ 644,079	61.69%

Cash Equivalents
403,476	SEI Daily Income Treasury Government CL B 2.55% **	403,476	38.64%
	(Cost $403,476)

Total Investments		1,047,555	100.33%
	(Cost $1,022,269)

Liabilities in Excess of Other Assets		(3,419)	-0.33%

Net Assets		$ 1,044,136	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at June 30, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Paradigm Opportunity Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 1,047,555
(Cost - $1,022,269)
Receivable for Securities Sold	8,840
Dividend Receivable	198
Interest Receivable	864
Total Assets	1,057,457
Liabilities:
Payable to Adviser	1,699
Payable for Securities Purchased	11,622
Total Liabilities	13,321
Net Assets	$ 1,044,136
Net Assets Consist of:
Paid In Capital	$ 1,033,335
Accumulated Net Investment Loss	(1,941)
Accumulated Realized Loss on Investments - Net	(12,544)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	25,286
Net Assets, for 51,659 Shares Outstanding	$ 1,044,136
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($1,044,136/51,659 shares)	$ 20.21

Statement of Operations (Unaudited)
For the six month period ended June 30, 2005

Investment Income:
Dividends	$ 2,095
Interest	5,961
Total Investment Income	8,056
Expenses:
Investment Adviser Fees	9,997
Total Expenses	9,997

Net Investment Loss	(1,941)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(12,544)
Net Change in Unrealized Appreciation on Investments	25,286
Net Realized and Unrealized Gain on Investments	12,742

Net Increase in Net Assets from Operations	$ 10,801

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Paradigm Opportunity Fund

Statement of Changes in Net Assets (Unaudited)

	1/1/2005*
	to
	6/30/2005
From Operations:
Net Investment Loss	$ (1,941)
Net Realized Loss on Investments	(12,544)
Net Change in Net Unrealized Appreciation	25,286
Increase in Net Assets from Operations	10,801
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	1,039,516
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	(6,181)
Net Increase from Shareholder Activity	1,033,335

Net Increase in Net Assets	1,044,136

Net Assets at Beginning of Period	0
Net Assets at End of Period
(Including Accumulated Net Investment Loss of $1,941)	$ 1,044,136

Share Transactions:
Issued	51,977
Reinvested	-
Redeemed	(318)
Net Increase in Shares	51,659
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	51,659

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout the period:	1/1/2005*
	to
	6/30/2005

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Loss	(0.04)
Net Gains on Securities (realized and unrealized)	0.25
Total from Investment Operations	0.21

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value - End of Period	$ 20.21
Total Return ***	1.05%

Ratios/Supplemental Data
Net Assets - End of Period	$ 1,044,136

Ratio of Expenses to Average Net Assets	2.00%	**
Ratio of Net Investment Loss to Average Net Assets	-0.39%	**

Portfolio Turnover Rate	97.47%	**

* Commencement of operations.
** Annualized.
***Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report 5

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

June 30, 2005

(Unaudited)

1.) ORGANIZATION

Paradigm Opportunity Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), and commenced operations on January 1, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present the Fund is one of three series authorized by the Trustees. The Fund's investment objective is long-term capital appreciation. The adviser to the Fund is Paradigm Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SECURITY TRANSACTIONS & OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2005 Semi-Annual Report  6

Notes to the Financial Statements (unaudited) – continued

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with Paradigm Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Adviser receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  For the six month period ended June 30, 2005, the Adviser earned management fees totaling $9,997, of which $1,699 remained due to the Adviser at June 30, 2005.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) inerest and (b) dividend expenses on securities sold short), and extraordinary expenses as defined under generally accepted accounting principles.

The Trustees who are not interested persons of the Fund were paid $5,000 each in Trustees fees for the six months through June 30, 2005 for their services to the Trust, which includes three separate series. Under the Management Agreement, the Adviser pays these fees.

4.) ELATED PARTY TRANSACTIONS

Certain officers and shareholders of Paradigm Capital Management, Inc. are also officers and/or a Trustee of the Trust.  These individuals may receive benefits from the Adviser resulting from management fees paid to the Adviser from the Fund. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Trust. MSS is paid by the Adviser for fund accounting and transfer agency services provided to the Fund.

5.) CAPITAL SHARES

At June 30, 2005 an indefinite number of shares of beneficial interest were authorized.  Shares of 51,659  were issued and outstanding and paid in capital was $1,033,335 at June 30, 2005.

6.) INVESTMENTS

For the six month period ended June 30, 2005, purchases and sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated $842,682 and $211,345, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at June 30, 2005 was $1,022,269.  At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

     (Depreciation)

          Net Appreciation (Depreciation)

   $42,127

                      ($16,841)

                             $25,286

2005 Semi-Annual Report  7

Notes to the Financial Statements (unaudited) – continued

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2005, Candace King Weir held, in aggregate, 96.79% of the Fund, and therefore may be deemed to control the Fund.

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  8

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2005 Semi-Annual Report  9

Board of Trustees

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Paradigm Opportunity Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By : /s/ Candace King Weir

Candace King Weir

President

Date: 7 September 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

Candace King Weir

President

Date: 7 September 2005

By : /s/ Robert A. Benton

Robert A. Benton

Chief Financial Officer

Date: 9-7-2005